401(K) Retirement Benefit Plan	12 Months Ended
Dec. 31, 2010
401(K) Retirement Benefit Plan
401(K) Retirement Benefit Plan
7.	401(K) RETIREMENT BENEFIT PLAN:

We have a 401(k) Retirement Benefit Plan for our employees. All employees, subject to certain age and length of service requirements, are eligible to participate. The plan permits certain voluntary employee contributions to be excluded from the employees' current taxable income under provisions of the Internal Revenue Code Section 401(k). We match 62.5% of employee contributions up to 6% of salary with our common stock and may make discretionary profit sharing contributions to all employees, which may either be made in cash or common stock. Participants are allowed to sell our common stock held in their account and reinvest it in other plan options. We issued 385,200 and 493,712 shares, respectively, and recorded an expense of $39,000 and $57,000, respectively, related to employer matches of our stock under the 401(k) Plan related to the years ended December 31, 2010 and 2009. The Board of Directors has reserved up to 1.8 million shares of common stock for these voluntary employer matches, of which 1.6 million shares have been issued, or were committed to be issued, at December 31, 2010.